SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest rate on investments held as restricted deposits	1.50%
Severance expense	$ 674	$ 483	$ 562
Provision for estimated losses	0	41
Outstanding forward contracts, fair value	$ 216	$ 46